Effects of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Net income attributable to Expedia, Inc.	$ 65,969	$ 257,059	$ 89,373	$ (14,304)	$ 94,717	$ 170,859	$ 71,500	$ (104,226)	$ 398,097	$ 232,850	$ 280,171
Net transfers from noncontrolling interest									25,023	16,675	4,829
Change from net income attributable to Expedia, Inc. and transfers from noncontrolling interest									422,187	239,778	282,248
Additional paid-in capital
Noncontrolling Interest [Line Items]
Net increase in Expedia, Inc.'s paid-in capital for newly issued eLong shares and other equity activity									24,090	6,928	2,077
Net transfers from noncontrolling interest									$ 24,090	$ 6,928	$ 2,077